Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Increase in unbilled services (unbilled revenue)	$ 51,388
Decrease in unearned revenue (payments on account)	22,981
Increase in net balance	74,369
Revenue, remaining performance obligation	$ 13,600,000	$ 6,500,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation percentage	49.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months